December 28, 2009

VIA EDGAR Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

RE:	Artio Global Equity Fund (the “Fund”) File Nos. (333-111901) and (811-06017) Post–Effective Amendment No. 11

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended, Regulation S-T and Rule 485(a) under the Securities Act of 1933, as amended, transmitted herewith on behalf of the Fund is Post-Effective Amendment No. 11 to the Fund’s current effective Registration Statement on Form N-1A. This filing contains the Prospectus and Statement of Additional Information for the Fund and for the eight series of the Artio Global Investment Funds (the “Trust”). The Trust has eight series: Artio International Equity Fund, Artio International Equity Fund II, Artio Total Return Bond Fund, Artio Global High Income Fund, Artio U.S. Microcap Fund, Artio U.S. Smallcap Fund, Artio U.S. Midcap Fund and Artio U.S. Multicap Fund.

This transmission contains a conformed signature page, the manually signed original of which, executed pursuant to Powers of Attorney dated, is maintained at the offices of the Fund’s Administrator, State Street Bank and Trust Company.

This filing is made primarily to: (i) comply with the new requirements of Form N-1A; and (ii) incorporate other non-material changes made to the Prospectus and Statement of Additional Information.

Pursuant to Rule 485(a), the Fund elects an effective date of March 1, 2010. We respectfully request your comments by February 12, 2010.

Please contact Jonathan Goldstein at 212-705-7525 in connection with any questions or comments regarding the filing.

Sincerely,

/s/ Steven R. Howard
Steven R. Howard